Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital / Owners' and Dropdown Predecessor Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Net Income (Loss) Attributable to Parent	$ 174,154,000		$ 141,296,000
Cash Paid for Lease Termination	0		(250,980,000)
Fair value of swap at termination	25,300,000
Contribution to equity	451,000	[1]	21,062,000	[1]
NR Satu [Member]
Net Income (Loss) Attributable to Parent			11,500,000
Golar Grand [Member]
Net Income (Loss) Attributable to Parent			4,800,000
Incentive Distribution Rights [Member]
Partners' Capital Account, Distributions	$ 5,600,000		$ 3,700,000

[1]	In June 2013, the Golar Winter and the Golar Grand were refinanced. We made a cash payment of $251.0 million to the lessors to terminate the respective lease financing arrangements (including the associated Golar Winter currency swap of $25.3 million) and to acquire the legal title of both these vessels. The transaction to acquire the legal title of the vessels was between controlled entities, thus, the vessels continue to be recorded at their historical book values and the difference between the cash payment made and the carrying value of the vessels is an equity contribution. The contribution recognized was $21.1 million.